DEBT - 2022 and 2042 Senior Notes (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2016 USD ($)	Mar. 31, 2012 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt
Pre-tax loss on debt repurchased				$ 55,000,000
Other income, net			$ (54,000,000)	(69,000,000)	$ (135,000,000)
Other income, net
Debt
Pre-tax loss on debt repurchased				55,000,000
2022 and 2042 Senior Notes
Debt
Number of public offerings | item		2
2022 Senior Notes, net
Debt
Debt instrument principal amount		$ 1,500,000,000
Net proceeds		1,479,000,000
Debt instrument, interest rate, stated percentage			3.50%
Amount of debt repurchased	$ 508,000,000
Estimated fair value of outstanding debt			$ 1,021,000,000	1,016,000,000
2022 Senior Notes, net | Reclassification Out of Accumulated Other Comprehensive Income
Debt
Other income, net	20,000,000
2022 Senior Notes, net | Other income, net
Debt
Pre-tax loss on debt repurchased	$ 31,000,000
2042 Senior Notes, net
Debt
Debt instrument principal amount		1,000,000,000
Net proceeds		$ 983,000,000
Debt instrument, interest rate, stated percentage			4.88%
Estimated fair value of outstanding debt			$ 1,117,000,000	$ 959,000,000